Fair Value Measurements (Details) - Schedule of financial assets measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Corporate bonds
Convertible bonds	1,142	$ 1,238
Total financial assets	1,142	1,238
Liabilities:
Contingent consideration	17,771	10,561
Total financials liabilities	17,771	10,561
Level 1 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration
Total financials liabilities
Level 2 [Member]
Assets:
Corporate bonds
Convertible bonds	1,142	1,238
Total financial assets	1,142	1,238
Liabilities:
Contingent consideration
Total financials liabilities
Level 3 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration	17,771	10,561
Total financials liabilities	$ 17,771	$ 10,561